Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income
Net margins including noncontrolling interest	$ 17,585	$ 19,946	$ 52,924	$ 62,853	$ 70,679
Other comprehensive loss:
Unrealized loss on securities available for sale	(22)	(16)	(125)		278
Reclassification adjustment for actuarial (gain) loss on postretirement benefit obligation included in net income	(22)	9	14	31	(358)
Other comprehensive income (loss)	(44)	(7)	1,417	(4,163)	(80)
Comprehensive income including noncontrolling interest	17,541	19,939	54,341	58,690	70,599
Net comprehensive (income) loss attributable to noncontrolling interest	(52)	180	489	1,383	2,233
Comprehensive income attributable to the Association	$ 17,489	$ 20,119	$ 54,830	$ 60,073	$ 72,832